Provisions - Legal provisions (Detail) - Legal proceedings provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Other provisions at beginning of period	€ 55	€ 26	€ 50
Additional provisions, other provisions	72	69	17
Provision used, other provisions	45	36	29
Unused provision reversed, other provisions	6	6	11
Increase through adjustments arising from passage of time, other provisions	1	2	2
Increase (decrease) through net exchange differences, other provisions	(5)	0	(3)
Other provisions at end of period	€ 72	€ 55	€ 26